Business Combinations (Q3) (Details) - Northern Arizona Hematology and Oncology - USD ($)	Jan. 01, 2022	Sep. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Purchase price (less than)	$ 100,000
Unwind agreement, liability		$ 0	$ 0